Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,712,000.00
Total Fee Amount	29,789.83
Total Offset Amount	0.00
Net Fee	$ 29,789.83
Offering Table N/A
Offset Table N/A	N/A